Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Schedule of Employee Benefits Charged to Operating Expenses
Employee benefits charged to operating expenses are summarized in the table below for the years ended December 31, 2022, 2021, and 2020 are as follows:

(in thousands)	2022	2021	2020
Payroll taxes	$1,443	$1,403	$1,273
Medical plans	1,771	1,860	1,854
401(k) match and profit sharing	1,573	1,829	1,586
Periodic pension cost	1,608	1,796	1,614
Other	50	52	59
Total employee benefits	$6,445	$6,940	$6,386

Schedule of Obligations and Funded Status
Obligations and Funded Status at December 31, 2022 and December 31, 2021 consist of the following:

(in thousands)	2022	2021
Change in projected benefit obligation:
Balance, January 1	$38,661	$36,957
Service cost	1,491	1,692
Interest cost	1,174	1,072
Actuarial loss	(11,301)	(232)
Benefits paid	(894)	(828)
Balance, December 31,	$29,131	$38,661
Change in plan assets:
Fair value, January 1	$37,416	$30,084
Actual return on plan assets	(6,475)	7,278
Employer contribution	1,000	1,000
Expenses paid	(115)	(118)
Benefits paid	(894)	(828)
Fair value, December 31,	$30,932	$37,416
Funded status at end of year	$1,801	$(1,245)
Accumulated benefit obligation	$24,265	$30,690

Amounts recognized in the statement of financial position consist of the following:
(in thousands)	2022	2021
Non-current assets	$1,801	$—
Current liabilities	—	—
Non-current liabilities	—	(1,245)
Net asset (liability) at end of year	$1,801	$(1,245)

Schedule of Components of Net Pension Cost
The following items are components of net pension cost for the years ended December 31, 2022, 2021, and 2020 are as follows:

(in thousands)	2022	2021	2020
Service cost - benefits earned during the year	$1,491	$1,692	$1,614
Interest costs on projected benefit obligations (a)	1,174	1,072	1,127
Expected return on plan assets (a)	(2,282)	(1,843)	(1,598)
Expected administrative expenses (a)	118	104	110
Amortization of prior service cost (a)	—	—	50
Amortization of unrecognized net loss (a)	—	367	164
Net periodic pension cost	$501	$1,392	$1,467

(a)	The components of net periodic pension cost other than the service cost component are included in other non-interest expense.

Schedule of Accumulated Other Comprehensive Loss
Amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive (loss) income at December 31, 2022 and 2021 are shown below, including amounts recognized in other comprehensive income during the periods. All amounts are shown on a pre-tax basis.

(in thousands)	2022	2021
Prior service costs	$—	$—
Net accumulated actuarial net loss	6,256	3,710
Accumulated other comprehensive loss	6,256	3,710
Net periodic benefit cost in excess of cumulative employer contributions	(4,455)	(4,955)
Net amount recognized at December 31, balance sheet	$1,801	$(1,245)
Net actuarial gain (loss) arising during period	$2,547	$5,653
Prior service cost amortization	—	—
Amortization of net actuarial loss	—	367
Total recognized in other comprehensive income (loss)	$2,547	$6,020
Total recognized in net periodic pension cost and other comprehensive (loss) income	$(2,046)	$(4,628)

Schedule of Assumptions Utilized
Assumptions utilized to determine benefit obligations as of December 31, 2022, 2021, and 2020 and to determine pension expense for the years then ended are as follows:

	2022	2021	2020
Determination of benefit obligation at year end:
Discount rate	5.10%	3.10%	2.80%
Annual rate of compensation increase	4.50%	4.50%	4.50%
Determination of pension expense for year ended:
Discount rate for the service cost	3.10%	2.80%	3.45%
Annual rate of compensation increase	4.50%	4.50%	4.00%
Expected long-term rate of return on plan assets	6.75%	6.75%	6.75%

Schedule of Fair Value of Pension Plan Assets	uring the past five years, the Company's plan assets have experienced the following annual returns:

(in thousands)	2022	2021	2020	2019	2018
Plan Assets:
Actual rate of return	(17.0)%	22.1%	19.7%	25.8%	(6.2)%
The fair value of the Company's pension plan assets at December 31, 2022 and 2021 by asset category was as follows:

		Fair Value Measurements
(in thousands)	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2022
Cash equivalents	$1,772	$1,772	$—	$—
U.S government agency obligations	491	—	491	—
Equity securities	1,518	1,518	—	—
Mutual funds	27,151	27,151	—	—
Total	$30,932	$30,441	$491	$—
December 31, 2021
Cash equivalents	$1,449	$1,449	$—	$—
Corporate bonds	303	—	303	—
Equity securities	1,774	1,774	—	—
Mutual funds	33,890	33,890	—	—
Total	$37,416	$37,113	$303	$—

Schedule of Future Benefit Payments	The following future benefit payments are expected to be paid:

Year	Pension benefits
(in thousands)
2023	$1,037
2024	1,038
2025	1,104
2026	1,190
2027	1,340
2028 to 2032	8,873